OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Other Investments [Abstract]
OTHER INVESTMENTS [Text Block]

4. OTHER INVESTMENTS

	December 31	December 31
	2020	2019
Balance at beginning of the year	$69	$41
Investment in marketable securities, at cost	5,497	—
Disposals	(862)	—
Unrealized gain (loss) on marketable securities	63	28
Balance at end of the year	$4,767	$69

The Company holds $4,270 in marketable securities that are classified as Level 1 and $497 in marketable securities that are classified as Level 2 in the fair value hierarchy (Note 24) and are classified as financial assets measured at FVTPL. The fair values of Level 1 marketable securities are determined based on a market approach reflecting the closing price of each particular security at the reporting date. The closing price is a quoted market price obtained from the exchange that is the principal active market for the particular security, being the market with the greatest volume and level of activity for the assets. For Level 2 marketable securities, where there is not yet an active market for the securities as a listing on an exchange is pending, the fair value is determined based on the most recent observable transaction for those securities. Changes in fair value of marketable securities are recognized in profit or loss.